TYPE           	 13F-HR
PERIOD           09/30/2007
FILER            OVERBROOK MANAGEMENT CORP.


SUBMISSION-CONTACT
NAME	            M. GRECCO
PHONE               212-661-8710



uNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
REPORT FOR THE QUARTER ENDED: September 30, 2007

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):       [ ] is a restatement.
	                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
                    Name:          Overbrook Management Corp.
                    Address: 	   122 E. 42nd Street, Suite 2500
                              	   New York, NY 10168
                    13F File Number:28-10593

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:
Name:               Mary Grecco
Title:              CFO AND CCO
Phone:              (212) 661-8710
Signature	    Place          and, Date of Signing
Mary Grecco         New York, NY   November 14, 2007

Report Type (Check only one.):
                    [ ] 13F HOLDINGS REPORT
                    [ ] 13F NOTICE
                    [x] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
Form 13F File Number	Name
28-2408			Greenhaven Associates
28-10124		H. A. Schupf
08-1068 		Neuberger Berman

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:      	0
Form 13F Information Table Entry Total:      	61
Form 13F Information Table Value Total:      	252,856


FORM 13F INFORMATION TABLE
NAME
OF			 			VALUE 	 SHARES/ SH/	PUT/	INVESTMENT OTHER VOTING AUTHORITY
ISSUER			CLASS	CUSIP		(x$1000) 	PRN AMT PRNCALL	DISCRETION MGRS. SOLE 	SHARED	 NONE

ABBOTT LABS		COM	002824100	 1,580 	 29,461  SH		SOLE		 29,461
ALCOA INC 		COM	013817101	 5,573 	 142,455 SH		SOLE		 142,455
AMERICAN EXPRESS CO 	COM	025816109	 3,060 	 51,535  SH		SOLE		 51,535
AIG			COM	026874107	 15,994  236,426 SH		SOLE		 236,426
ANADARKO PETE CORP	COM	032511107	 1,700 	 31,630  SH		SOLE		 31,630
APACHE CORP 		COM	037411105	 665 	 7,380 	 SH		SOLE		 7,380
AQUILA INC		COM	03840p102	 54 	 13,564  SH		SOLE		 13,564
AT&T INC		COM	00206R102	 1,476 	 34,881  SH		SOLE		 34,881
AUTOMATIC DATA PROCESS 	COM	053015103	 1,009 	 21,963  SH		SOLE		 21,963
AVERY DENNISON CORP 	COM	053611109	 1,098 	 19,250  SH		SOLE		 19,250
BANK OF AMERICA CORP	COM	060505104	 4,222 	 83,977  SH		SOLE		 83,977
BERKSHIRE HATHAWAY 	COM	084670207	 3,656 	 925 	 SH		SOLE		 925
BP PLC SPONSORED	ADR	055622104	 1,347 	 19,427  SH		SOLE		 19,427
CAMPBELL SOUP CO 	COM	134429109	 450 	 12,150  SH		SOLE		 12,150
CARPENTER TECHNOLOGY C	COM	144285103	 5,683 	 43,710  SH		SOLE		 43,710
CBS CORP NEW CLASS B	COM	124857202	 2,001 	 63,529  SH		SOLE		 63,529
CHEVRON CORPORATION	COM	166764100	 8,135 	 86,933  SH		SOLE		 86,933
CITIGROUP INC		COM	172967101	 3,931 	 84,229  SH		SOLE		 84,229
COCA COLA CO		COM	191216100	 508 	 8,841 	 SH		SOLE		 8,841
CONOCOPHILLIPS		COM	20825C104	 6,836 	 77,880  SH		SOLE		 77,880
CONSOLIDATED EDISON	COM	209115104	 273 	 5,889 	 SH		SOLE		 5,889
COVIDIEN LTD		COM	g2552x108	 319 	 7,681 	 SH		SOLE		 7,681
EVEREST RE GROUP LTD	COM	g3223r108	 5,835 	 52,930  SH		SOLE		 52,930
EXXON MOBIL CORP	COM	30231G102	 17,443  188,455 SH		SOLE		 188,455
FANNIE MAE 		COM	313586109	 2,869 	 47,180  SH		SOLE		 47,180
FEDEX CORP 		COM	31428X106	 605 	 5,775 	 SH		SOLE		 5,775
FRIEDMAN BILLINGS RMSY	COM	358434108	 46 	 10,001  SH		SOLE		 10,001
GENERAL AMER INV PFD 	COM	368802401	 2,688 	 116,600 SH		SOLE		 116,600
GENERAL AMERN INV FUND	COM	368802104	 39,712  974,042 SH		SOLE		 974,042
GENERAL DYNAMICS CORP 	COM	369550108	 2,146 	 25,400  SH		SOLE		 25,400
GENERAL ELECTRIC CO	COM	369604103	 9,499 	 229,447 SH		SOLE		 229,447
HALLIBURTON COMPANY	COM	406216101	 10,805  281,389 SH		SOLE		 281,389
HESS CORP		COM	42809H107	 1,078 	 16,200  SH		SOLE		 16,200
HOME DEPOT INC 		COM	437076102	 7,275 	 224,249 SH		SOLE		 224,249
HONEYWELL INTL INC 	COM	438516106	 4,044 	 67,995  SH		SOLE		 67,995
INTEL CORP		COM	458140100	 6,598 	 255,126 SH		SOLE		 255,126
IBM			COM	459200101	 433 	 3,675 	 SH		SOLE		 3,675
iSHARES MSCI EAFE INDEX	COM	464287465	 7,630 	 92,386  SH		SOLE		 92,386
JOHNSON & JOHNSON 	COM	478160104	 14,116  214,855 SH		SOLE		 214,855
JPMORGAN CHASE & CO	COM	46625H100	 4,221 	 92,130  SH		SOLE		 92,130
MEDTRONIC INC 		COM	585055106	 2,505 	 44,400  SH		SOLE		 44,400
MERCK & CO INC		COM	589331107	 248 	 4,800 	 SH		SOLE		 4,800
MICROSOFT CORP		COM	594918104	 2,016 	 68,415  SH		SOLE		 68,415
NATIONAL CITY CORP	COM	635405103	 2,124 	 84,664  SH		SOLE		 84,664
NATIONAL HOME HLT CARE 	COM	636380107	 853 	 69,108  SH		SOLE		 69,108
NATIONAL-OILWELL INC.	COM	637071101	 1,012 	 7,000 	 SH		SOLE		 7,000
PARTNERRE LTD BERMUDA 	COM	g6852t105	 4,868 	 61,625  SH		SOLE		 61,625
PFIZER INC. 		COM	717081103	 4,470 	 182,975 SH		SOLE		 182,975
PROCTER & GAMBLE CO	COM	742718109	 279 	 3,971 	 SH		SOLE		 3,971
ROYAL DUTCH SHELL 	ADR	780259206	 1,523 	 18,536  SH		SOLE		 18,536
SCHLUMBERGER LTD 	COM	806857108	 1,283 	 12,216  SH		SOLE		 12,216
STATE STR CORP 		COM	857477103	 1,890 	 27,725  SH		SOLE		 27,725
STREETTRACKS GOLD 	COM	863307104	 4,626 	 62,935  SH		SOLE		 62,935
TEXAS INSTRUMENTS INC	COM	882508104	 5,815 	 158,911 SH		SOLE		 158,911
TIME WARNER INC NEW	COM	887317105	 483 	 26,330  SH		SOLE		 26,330
TOYOTA MOTOR CORP SP	ADR	892331307	 5,914 	 50,605  SH		SOLE		 50,605
TYCO INTERNATIONAL LTD.	COM	g9143x208	 341 	 7,681 	 SH		SOLE		 7,681
UNION PAC CORP		COM	907818108	 1,340 	 11,850  SH		SOLE		 11,850
VERIZON COMMUNICATIONS	COM	92343V104	 215 	 4,846 	 SH		SOLE		 4,846
WAL-MART STORES INC	COM	931142103	 4,233 	 96,981  SH		SOLE		 96,981
WISDOMTREE TRUST 	COM	97717w109	 211	 3,505 	 SH		SOLE		 3,505
